PROPERTY PLANT AND EQUIPMENT - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Contracted for but not provided for in the consolidated financial statements	R 235.9	R 65.5
Mine plant facilities and equipment [member] | Bottom of Range [member] | Ergo [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	2 years	3 years	4 years
Mine plant facilities and equipment [member] | Bottom of Range [member] | FWGR [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	2 years	3 years	4 years
Mine plant facilities and equipment [member] | Top of range [member] | Ergo [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	19 years	13 years	13 years
Mine plant facilities and equipment [member] | Top of range [member] | FWGR [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	20 years	18 years	20 years